Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade accounts receivable
Schedule of aging of trade accounts receivable

	31 Dec	31 Dec
	2022	2021
	k€	k€
Not past due	136,372	95,556
Risk provision not past due	—	—
Past due 1-30 days	24,425	31,222
Risk provision 1-30 days	(67)	(30)
Past due 31-120 days	6,301	5,164
Risk provision 31-120 days	(323)	(89)
More than 120 days	4,778	2,236
Risk provision more than 120 days	(2,833)	(1,981)
Total trade accounts receivables	168,653	132,078